MML SERIES INVESTMENT FUND
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
Supplement dated July 9, 2024 to the
Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective immediately, the references to American Funds Distributors, Inc. found on page 90 in the second paragraph under the heading The Master Fund and American Underlying Funds in the section titled Frequent Trading Policies are hereby changed to Capital Client Group, Inc.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-24-01

MML SERIES INVESTMENT FUND
MML American Funds Growth Fund
Supplement dated July 9, 2024 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the references to American Funds Distributors, Inc. found on page B-80 under the sub-heading Compensation to Insurance Companies under the heading Master Fund Trust in the section titled Investment Advisory and Other Service Agreements are hereby changed to Capital Client Group, Inc.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-24-02